VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.1%
U.S. Treasury Bonds 2.875%, 5/15/52	$ 25,927	$ 21,742
U.S. Treasury Inflation Indexed Bonds 0.125%, 1/15/32	14,697	12,705
U.S. Treasury Notes
1.375%, 6/30/23	20,005	19,603
0.125%, 12/15/23(1)	8,673	8,253
0.375%, 7/15/24	4,225	3,945
0.500%, 3/31/25	3,407	3,108
0.875%, 6/30/26	1,484	1,314
1.875%, 2/28/27	2,217	2,019
2.750%, 8/15/32	14,390	13,158
Total U.S. Government Securities (Identified Cost $92,897)		85,847

Mortgage-Backed Securities—38.3%
Agency—33.2%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	355	348
Pool #G60661 4.000%, 7/1/46	715	676
Pool #Q35611 4.000%, 9/1/45	1,009	959
Pool #Q42921 3.500%, 9/1/46	1,070	985
Pool #Q53881 4.500%, 1/1/48	962	944
Pool #Q61680 4.000%, 2/1/49	746	704
Pool #QA3079 3.500%, 10/1/49	487	443
Pool #QA4766 3.500%, 11/1/49	1,085	998
Pool #QC2692 3.000%, 6/1/51	659	581
Pool #QC2868 3.000%, 6/1/51	99	87
Pool #QC4721 3.000%, 7/1/51	1,544	1,352
Pool #QD9468 3.500%, 4/1/52	894	807
Pool #QD9700 4.000%, 4/1/52	1,248	1,161
Pool #QE0961 4.000%, 4/1/52	1,912	1,778
Pool #QE1130 4.000%, 4/1/52	1,392	1,294
Pool #QE1443 4.000%, 5/1/52	1,494	1,389
Pool #QE1732 4.000%, 5/1/52	2,294	2,131
Pool #QE1795 4.000%, 5/1/52	2,098	1,949
Pool #QE1985 4.500%, 5/1/52	974	932
Pool #QE2366 5.000%, 5/1/52	353	346
Pool #QE4826 4.500%, 7/1/52	3,016	2,881
	Par Value	Value

Agency—continued
Pool #QE9889 5.000%, 9/1/52	$ 736	$ 720
Pool #QE9908 5.500%, 9/1/52	650	650
Pool #RA2622 3.000%, 5/1/50	429	376
Pool #RA7191 3.500%, 4/1/52	2,920	2,634
Pool #RA7502 5.000%, 6/1/52	1,578	1,540
Pool #SD0164 3.500%, 12/1/49	1,869	1,700
Pool #SD0974 4.000%, 4/1/52	2,208	2,053
Pool #SD1618 5.000%, 9/1/52	3,205	3,132
Pool #SD8229 4.500%, 5/1/52	135	129
Pool #V81992 4.000%, 10/1/45	256	242
Pool #ZM5226 3.500%, 12/1/47	782	714
Pool #ZT0509 3.000%, 8/1/48	342	301
Federal National Mortgage Association
Pool #BE5050 4.000%, 9/1/45	1,524	1,448
Pool #BO1345 3.500%, 8/1/49	1,199	1,091
Pool #BO1351 4.000%, 8/1/49	485	457
Pool #BO3024 3.500%, 10/1/49	874	795
Pool #BO4386 3.500%, 11/1/49	498	454
Pool #BP5432 3.000%, 6/1/50	608	536
Pool #BT1809 3.000%, 6/1/51	1,507	1,319
Pool #BT7914 5.000%, 10/1/52	1,860	1,817
Pool #BU8882 4.000%, 3/1/52	2,107	1,959
Pool #BV3044 3.000%, 2/1/52	1,243	1,101
Pool #BV5020 5.000%, 6/1/52	329	321
Pool #BV5675 4.000%, 4/1/52	818	761
Pool #BV8320 3.500%, 4/1/52	1,150	1,037
Pool #BV8328 3.500%, 5/1/52	1,979	1,785
Pool #BV8342 3.500%, 5/1/52	1,735	1,565
Pool #BV9705 5.000%, 6/1/52	1,301	1,270
Pool #BW1929 5.000%, 6/1/52	942	920
Pool #BW3311 4.500%, 7/1/52	2,422	2,314
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #CA5122 3.000%, 2/1/50	$ 1,330	$ 1,174
Pool #CB2684 3.500%, 1/1/52	717	647
Pool #CB2760 3.500%, 2/1/52	2,903	2,619
Pool #CB3630 4.000%, 5/1/52	2,787	2,588
Pool #CB3922 5.000%, 6/1/52	1,615	1,576
Pool #FM3181 4.000%, 4/1/50	255	239
Pool #FM7290 3.000%, 5/1/51	1,592	1,403
Pool #FM7539 3.000%, 6/1/51	1,522	1,338
Pool #FM8210 3.000%, 4/1/50	748	662
Pool #FS0268 3.500%, 1/1/52	1,728	1,562
Pool #FS1253 4.000%, 4/1/52	1,441	1,341
Pool #FS1383 4.000%, 4/1/52	943	876
Pool #FS1443 3.500%, 4/1/52	4,030	3,635
Pool #FS2249 5.000%, 6/1/52	1,910	1,867
Pool #FS2692 5.000%, 8/1/52	2,026	1,986
		81,399

Non-Agency—5.1%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,371
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	1,830	1,722
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	948	842
2020-1, B1 144A 2.280%, 7/15/60(2)	760	664
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(2)	1,586	1,544
2012-BWTR, A 144A 2.954%, 11/5/34(2)	575	546
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 3.738%, 7/15/25(2)(3)	494	479
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(2)(3)	635	598
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	1,093
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(2)	885	727
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(2)	1,005	805
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	$ 1,320	$ 1,297
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 3.968%, 2/15/40(2)(3)	768	731
		12,419

Total Mortgage-Backed Securities (Identified Cost $102,141)		93,818

Asset-Backed Securities—5.5%
Credit Card—1.7%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 3.062%, 5/15/28(3)	2,050	1,991
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.553%, 5/14/29(3)	2,175	2,134
		4,125

Other—3.8%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	559	473
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(2)	1,772	1,390
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	980	946
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	1,960	1,776
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(2)	1,100	931
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(2)	1,220	1,049
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(2)	1,389	1,054
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	1,200	1,000
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	738	656
		9,275

Total Asset-Backed Securities (Identified Cost $15,115)		13,400

Corporate Bonds and Notes—18.7%
Communication Services—1.1%
AT&T, Inc. 3.550%, 9/15/55	1,004	659
Paramount Global
4.200%, 5/19/32	610	495
4.950%, 5/19/50	734	522
Warnermedia Holdings, Inc. 144A 5.141%, 3/15/52(2)	1,438	1,045
		2,721

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—2.3%
AutoNation, Inc. 3.850%, 3/1/32	$ 523	$ 413
Carnival Corp. 144A 9.875%, 8/1/27(2)	3,306	3,240
Hyatt Hotels Corp. 1.800%, 10/1/24	743	697
Kohl’s Corp. 3.375%, 5/1/31	820	506
Marriott International, Inc. Series GG 3.500%, 10/15/32	945	760
		5,616

Energy—3.3%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	342
Continental Resources, Inc. 144A 2.875%, 4/1/32(2)	1,103	808
Enterprise Products Operating LLC 4.200%, 1/31/50	741	566
HF Sinclair Corp. 144A 4.500%, 10/1/30(2)	1,223	1,048
Petroleos Mexicanos 6.700%, 2/16/32	2,043	1,427
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,072	1,584
Plains All American Pipeline LP 3.800%, 9/15/30	1,571	1,317
Targa Resources Corp. 4.200%, 2/1/33	698	581
Williams Cos., Inc. (The) 3.500%, 10/15/51	713	474
		8,147

Financials—7.5%
AerCap Ireland Capital DAC 3.850%, 10/29/41	525	349
American Express Co. 3.950%, 8/1/25	481	466
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(2)	1,521	1,278
Bank of America Corp.
2.087%, 6/14/29	812	660
2.572%, 10/20/32	1,074	822
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	1,132	1,106
BPCE S.A. 144A 5.748%, 7/19/33(2)	800	737
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(2)	717	543
Ford Motor Credit Co. LLC 2.900%, 2/16/28	795	625
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,739	1,469
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	760	641
JPMorgan Chase & Co. 0.824%, 6/1/25	945	875
KeyBank N.A. 4.390%, 12/14/27	420	402
	Par Value	Value

Financials—continued
Morgan Stanley
0.791%, 1/22/25	$ 644	$ 603
1.593%, 5/4/27	1,689	1,460
OneMain Finance Corp. 4.000%, 9/15/30	1,726	1,211
PNC Financial Services Group, Inc. (The) Series V 6.200% (4)	647	611
UBS Group AG 144A 4.751%, 5/12/28(2)	1,336	1,254
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	878	847
2020-1, B 4.875%, 1/15/26	462	431
Wells Fargo & Co.
3.526%, 3/24/28	1,594	1,444
3.350%, 3/2/33	623	505
		18,339

Health Care—0.4%
AbbVie, Inc. 4.250%, 11/21/49	1,310	1,051
Industrials—0.8%
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	595	539
Triton Container International Ltd. 3.250%, 3/15/32	1,918	1,406
		1,945

Information Technology—0.7%
Broadcom, Inc. 144A 3.750%, 2/15/51(2)	1,071	702
Global Payments, Inc. 4.950%, 8/15/27	493	470
Micron Technology, Inc. 3.477%, 11/1/51	808	478
		1,650

Materials—1.2%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,162	970
LYB International Finance III LLC 3.625%, 4/1/51	540	352
Newmont Corp.
2.250%, 10/1/30	1,003	776
6.250%, 10/1/39	908	906
		3,004

Real Estate—0.5%
Equinix, Inc. 3.900%, 4/15/32	808	686
Tanger Properties LP 2.750%, 9/1/31	830	589
		1,275

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	$ 474	$ 381
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	661	508
Pacific Gas and Electric Co. 2.500%, 2/1/31	736	536
Southern Co. (The) Series A 3.700%, 4/30/30	750	660
		2,085

Total Corporate Bonds and Notes (Identified Cost $56,143)		45,833

Total Long-Term Investments—97.6% (Identified Cost $266,296)		238,898

	Shares
Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(5)	3,858,558	3,859
Total Short-Term Investment (Identified Cost $3,859)		3,859

TOTAL INVESTMENTS—99.2% (Identified Cost $270,155)		$242,757
Other assets and liabilities, net—0.8%		1,961
NET ASSETS—100.0%		$244,718
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $32,349 or 13.2% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Centrally cleared credit default swaps - buy protection(1) outstanding as of September 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.38 (3)	Quarterly	ICE	5.000%	06/20/27	$(16,835)	$397	$103	$294	$—
Total						$397	$103	$294	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$13,400	$—	$13,400
Corporate Bonds and Notes	45,833	—	45,833
Mortgage-Backed Securities	93,818	—	93,818
U.S. Government Securities	85,847	—	85,847
Money Market Mutual Fund	3,859	3,859	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	397	—	397
Total Investments	$243,154	$3,859	$239,295
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2022.
Securities held by the Fund with an end of period value of $931 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.